Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

August 31, 2019

EPG-QTLY-1019
1.805739.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.1%
Entertainment - 0.5%
Electronic Arts, Inc. (a)	183,045	$17,148
Interactive Media & Services - 8.5%
Alphabet, Inc. Class A (a)	135,750	161,614
Facebook, Inc. Class A (a)	420,300	78,037
Tencent Holdings Ltd.	738,100	30,473
		270,124
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	261,153	3,361

TOTAL COMMUNICATION SERVICES		290,633

CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.6%
Ferrari NV	121,300	19,135
Diversified Consumer Services - 1.5%
Grand Canyon Education, Inc. (a)	242,500	30,458
Laureate Education, Inc. Class A (a)	929,800	17,015
		47,473
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc. (a)	11,000	9,223
McDonald's Corp.	132,600	28,903
Wingstop, Inc.	143,900	14,414
		52,540
Household Durables - 1.3%
Blu Homes, Inc. (a)(b)(c)	12,123,162	21
D.R. Horton, Inc.	403,800	19,976
NVR, Inc. (a)	6,340	22,818
		42,815
Internet & Direct Marketing Retail - 7.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	139,300	24,382
Amazon.com, Inc. (a)	102,400	181,892
Pinduoduo, Inc. ADR (a)(d)	313,200	10,264
The Booking Holdings, Inc. (a)	9,600	18,878
		235,416
Specialty Retail - 1.9%
Five Below, Inc. (a)	49,300	6,057
National Vision Holdings, Inc. (a)	270,800	7,680
Ross Stores, Inc.	261,400	27,711
Ulta Beauty, Inc. (a)	76,000	18,067
		59,515
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	81,377	32,452

TOTAL CONSUMER DISCRETIONARY		489,346

CONSUMER STAPLES - 4.3%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	400	82
Fever-Tree Drinks PLC	268,488	7,383
Kweichow Moutai Co. Ltd. (A Shares)	89,713	14,315
Monster Beverage Corp. (a)	110,300	6,471
Pernod Ricard SA	56,700	10,824
Pernod Ricard SA ADR	236,400	9,030
		48,105
Food Products - 0.2%
The Simply Good Foods Co. (a)	254,700	7,547
Household Products - 1.8%
Energizer Holdings, Inc. (d)	495,300	19,069
Procter & Gamble Co.	303,200	36,454
		55,523
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	133,000	26,333

TOTAL CONSUMER STAPLES		137,508

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy, Inc. (a)	615,300	36,740
Reliance Industries Ltd.	1,116,061	19,502
		56,242
FINANCIALS - 3.2%
Banks - 1.3%
First Republic Bank	199,200	17,872
HDFC Bank Ltd.	68,446	2,138
HDFC Bank Ltd. sponsored ADR	124,802	13,454
M&T Bank Corp.	56,300	8,232
Metro Bank PLC (a)	50,300	165
		41,861
Capital Markets - 1.9%
CME Group, Inc.	219,754	47,750
JMP Group, Inc.	141,100	508
MSCI, Inc.	6,700	1,572
The Blackstone Group LP	180,900	9,002
Tradeweb Markets, Inc. Class A	14,400	613
		59,445
Diversified Financial Services - 0.0%
Prosegur Cash SA (e)	857,500	1,334

TOTAL FINANCIALS		102,640

HEALTH CARE - 13.4%
Biotechnology - 3.9%
AbbVie, Inc.	332,800	21,878
AC Immune SA (a)	244,700	1,277
Acceleron Pharma, Inc. (a)	94,100	4,226
Affimed NV (a)(d)	351,408	977
Aimmune Therapeutics, Inc. (a)(d)	208,300	4,247
Alexion Pharmaceuticals, Inc. (a)	94,100	9,482
Amgen, Inc.	54,100	11,286
Atara Biotherapeutics, Inc. (a)	79,800	1,077
Biogen, Inc. (a)	70,500	15,492
Calyxt, Inc. (a)	182,400	1,129
Cytokinetics, Inc. (a)	270,110	3,795
Gamida Cell Ltd. (a)	589,000	2,179
Insmed, Inc. (a)	741,220	12,186
Prothena Corp. PLC (a)	166,900	1,404
Rubius Therapeutics, Inc. (a)	32,000	297
Vertex Pharmaceuticals, Inc. (a)	182,664	32,883
		123,815
Health Care Equipment & Supplies - 4.8%
Alcon, Inc. (a)	121,010	7,372
Alcon, Inc. (a)	215,480	13,136
Boston Scientific Corp. (a)	1,019,400	43,559
Danaher Corp.	191,814	27,255
Intuitive Surgical, Inc. (a)	85,300	43,617
Penumbra, Inc. (a)	35,900	5,225
ResMed, Inc.	94,300	13,136
		153,300
Health Care Providers & Services - 0.8%
Guardant Health, Inc.	20,700	1,812
HealthEquity, Inc. (a)	130,900	7,770
Neuronetics, Inc. (a)	47,800	510
UnitedHealth Group, Inc.	60,500	14,157
		24,249
Health Care Technology - 0.5%
Veeva Systems, Inc. Class A (a)	95,500	15,316
Life Sciences Tools & Services - 1.6%
Avantor, Inc.	467,300	8,178
Bio-Techne Corp.	6,600	1,264
Bruker Corp.	37,900	1,636
Codexis, Inc. (a)	143,400	2,012
Mettler-Toledo International, Inc. (a)	20,900	13,727
QIAGEN NV (a)	205,700	7,136
Thermo Fisher Scientific, Inc.	59,300	17,023
		50,976
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	912,600	41,094
Nektar Therapeutics (a)	44,100	775
Perrigo Co. PLC	313,500	14,666
		56,535

TOTAL HEALTH CARE		424,191

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	31,677	17,052
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	365,200	27,532
Electrical Equipment - 0.4%
Fortive Corp.	158,707	11,252
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	47,569	17,446
Machinery - 1.6%
Allison Transmission Holdings, Inc.	123,800	5,500
Deere & Co.	102,800	15,925
Gardner Denver Holdings, Inc. (a)	938,500	26,916
Lincoln Electric Holdings, Inc.	38,700	3,195
		51,536
Professional Services - 2.3%
Equifax, Inc.	151,000	22,103
IHS Markit Ltd. (a)	299,300	19,637
TransUnion Holding Co., Inc.	385,300	32,230
		73,970
Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	190,308	6,497
Norfolk Southern Corp.	100,700	17,527
Uber Technologies, Inc. (d)	111,200	3,622
Uber Technologies, Inc.	485,012	15,007
		42,653

TOTAL INDUSTRIALS		241,441

INFORMATION TECHNOLOGY - 38.5%
Electronic Equipment & Components - 0.3%
Zebra Technologies Corp. Class A (a)	45,400	9,308
IT Services - 10.3%
Adyen BV (a)(e)	5,767	4,176
Elastic NV	3,100	272
Fiserv, Inc. (a)	302,200	32,317
Fiverr International Ltd. (d)	21,900	512
MasterCard, Inc. Class A	105,300	29,628
Okta, Inc. (a)	53,500	6,768
PayPal Holdings, Inc. (a)	568,900	62,039
Shopify, Inc. Class A (a)	78,700	30,313
VeriSign, Inc. (a)	133,500	27,214
Verra Mobility Corp. (a)	220,100	3,064
Visa, Inc. Class A	723,932	130,901
		327,204
Semiconductors & Semiconductor Equipment - 6.1%
ASML Holding NV	107,400	23,908
Cree, Inc. (a)	106,300	4,563
Marvell Technology Group Ltd.	241,300	5,784
NVIDIA Corp.	178,200	29,850
NXP Semiconductors NV	391,800	40,018
Qualcomm, Inc.	1,028,400	79,979
Semtech Corp. (a)	242,500	10,178
		194,280
Software - 17.7%
Adobe, Inc. (a)	340,100	96,762
Autodesk, Inc. (a)	105,000	14,996
Black Knight, Inc. (a)	373,700	23,263
Crowdstrike Holdings, Inc.	5,300	431
Intuit, Inc.	131,900	38,035
Microsoft Corp.	2,010,300	277,144
Salesforce.com, Inc. (a)	396,692	61,912
Slack Technologies, Inc. Class A (a)(d)	482,400	13,816
SolarWinds, Inc. (a)(d)	847,600	14,426
Splunk, Inc. (a)	134,600	15,051
Upwork, Inc.	7,700	111
Zscaler, Inc. (a)	99,600	6,847
		562,794
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	618,100	129,022

TOTAL INFORMATION TECHNOLOGY		1,222,608

MATERIALS - 1.7%
Chemicals - 1.3%
DowDuPont, Inc.	189,466	12,870
Sherwin-Williams Co.	41,400	21,807
The Chemours Co. LLC	426,100	6,038
		40,715
Containers & Packaging - 0.4%
Aptargroup, Inc.	102,100	12,479

TOTAL MATERIALS		53,194

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	374,000	86,091
Crown Castle International Corp.	244,700	35,523
SBA Communications Corp. Class A	42,300	11,101
		132,715
TOTAL COMMON STOCKS
(Cost $2,066,690)		3,150,518

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (a)(b)(c)	13,034	4,105
Nuvation Bio, Inc. Series A (b)(c)(f)	951,500	734
		4,839
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	102

TOTAL CONVERTIBLE PREFERRED STOCKS		4,941

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	713,850	5,882
TOTAL PREFERRED STOCKS
(Cost $10,254)		10,823

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.13% (g)	8,817,561	8,819
Fidelity Securities Lending Cash Central Fund 2.13% (g)(h)	35,127,100	35,131
TOTAL MONEY MARKET FUNDS
(Cost $43,950)		43,950
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,120,894)		3,205,291
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(30,552)
NET ASSETS - 100%		$3,174,739

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,962,000 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,510,000 or 0.2% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$190
BioNTech AG Series A	12/29/17	$2,855
Blu Homes, Inc.	6/21/13	$4,044
Nuvation Bio, Inc. Series A	6/17/19	$734

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$290
Fidelity Securities Lending Cash Central Fund	131
Total	$421

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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